Deferred Compensation Plan	12 Months Ended
Dec. 31, 2012
Deferred Compensation Plan [Abstract]
Deferred Compensation Plan
(17) Deferred Compensation Plan

Colony Bank, the wholly-owned subsidiary, has deferred compensation plans covering certain former directors and certain officers choosing to participate through individual deferred compensation contracts.  In accordance with terms of the contracts, the Bank is committed to pay the participant's deferred compensation over a specified number of years, beginning at age 65.  In the event of a participant's death before age 65, payments are made to the participant's named beneficiary over a specified number of years, beginning on the first day of the month following the death of the participant.

Liabilities accrued under the plans totaled $1,007,490 and $1,135,956 as of December 31, 2012 and 2011, respectively.  Benefit payments under the contracts were $203,904 in 2012 and $196,501 in 2011.  Provisions charged to operations totaled $82,250 in 2012, $98,901 in 2011 and $154,553 in 2010.

Fee income recognized with deferred compensation plans totaled $175,302 in 2012, $154,210 in 2011 and $182,685 in 2010.